Nuclear Decommissioning Trust Fund (Tables)	12 Months Ended
Dec. 31, 2011
Nuclear Decommissioning Trust Fund Disclosure [Abstract]
Summary of aggregate fair values and unrealized gains and losses (including other-than-temporary impairments) for the securities held in the nuclear decommissioning trust fund
The following table summarizes the aggregate fair values and unrealized gains and losses (including other-than-temporary impairments) for the securities held in the trust funds, as well as information about the contractual maturities of those securities.

	As of December 31, 2011				As of December 31, 2010
(In millions, except otherwise noted)	Fair Value	Unrealized Gains	Unrealized Losses	Weighted- average maturities (in years)	Fair Value	Unrealized Gains	Unrealized Losses	Weighted- average maturities (in years)
Cash and cash equivalents	$2	$—	$—	—	$9	$—	$—	—
U.S. government and federal agency obligations	43	3	—	10	25	1	—	9
Federal agency mortgage-backed securities	63	3	—	23	57	2	—	24
Commercial mortgage-backed securities	7	—	—	28	11	—	—	29
Corporate debt securities	54	3	1	10	56	3	1	10
Equity securities	251	113	1	—	252	117	1	—
Foreign government fixed income securities	4	—	—	8	2	—	—	8
Total	$424	$122	$2		$412	$123	$2

Summary of proceeds from sales of available-for-sale securities and the related realized gains and losses
The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from these sales. The cost of securities sold is determined on the specific identification method.

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Realized gains	$4	$8	$2
Realized losses	(3)	(5)	(1)
Proceeds from sale of securities	385	307	279